Borrowings and Lines of Credit (ST Borrowings Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Maximum Commercial Paper Borrowing Authority	$ 6,350
Short Term Line of Credit Facilities Remaining Borrowing Capacities	$ 2,300
Short Term Debt Weighted Average Interest Rate, Avg Outstanding	1.90%	1.50%
Total Debt Weighted Average Interest Rate, Avg Outstanding	3.70%	3.50%
Short Term Debt Weighted Average Interest Rate, Outstanding	3.10%	1.20%
Total Debt Weighted Average Interest Rate, Outstanding	3.70%	3.50%
Line of Credit Facility [Line Items]
Aggregate Line of Credit Facility Maximum Borrowing Capacity	$ 10,350
Multicurrency Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,150
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,200